Schedule of Equipment By Location (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 25,803	$ 29,234
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	17,213	18,730
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	5,707	7,439
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 2,883	$ 3,065